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                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000





July 31, 2000

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


                  Re: Nationwide Mutual Funds (formerly Nationwide Investing Foundation III)
                           SEC File Nos. 333-40455, 811-08495
                           --------------------------------------------

Dear Sir or Madam:

         Pursuant to Rule 485(b) under the Securities Act of 1933, submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 26 (the "Current Amendment") to the Registration Statement of Nationwide Mutual Funds (the "Trust"). This Amendment is being filed under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended.

         The Current Amendment is being filed in order to designate a new effective date for Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (PEA #24) filed on June 2, 2000. Pursuant to Rule 485(a)(1) under the 1933 Act, PEA #24 was scheduled to become effective on August 1, 2000, the sixtieth day after it was filed. The Current Amendment, pursuant to Rule 485(d)(2)(ii)(B) under the 1933 Act, is being filed to extend the effective date by thirty days to September 1, 2000. The Current Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

         Questions related to this filing should be directed to my attention at
(215) 564-8010 or in my absence to Dina Tantra, Esquire at (614) 857-2308.

                                            Very truly yours,

                                            /s/ Duane L. Lassiter

                                            Duane L. Lassiter, Esquire

Enclosure

cc:      Elizabeth Davin, Esquire
         Dina Tantra, Esquire
         Barbara Nugent, Esquire